Reserve for Warrants (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Balance, amount	$ 34,326,005	$ 36,254,043
Exercise of warrants
Balance, amount	19,663,791	34,326,005
Reserve for warrants [member]
Balance, amount	1,248,037	1,248,037
Exercise of warrants	(215,000)
Balance, amount	$ 1,033,037	$ 1,248,037